Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Apr. 23, 2023 ₪ / shares shares	Apr. 22, 2023 ₪ / shares shares	Dec. 22, 2022 $ / shares
Property, Plant and Equipment [Line Items]
Ownership interest			8.75%		8.25%
Share price | (per share)							₪ 0.60	₪ 0.06	$ 2.90
Common stock, shares outstanding | shares	2,688,541		2,688,541		2,688,541	2,236,615	26,881,244
Common stock, shares authorized | shares	9,290,000		9,290,000		9,290,000	9,290,000
FDIC insured limit					$ 250,000
Allowance for credit loss	$ 0		$ 0		0	$ 0
Investments						$ 200,000
Investment of company shares | shares						280,903
Depreciation	$ 5,387	$ 6,119	15,414	$ 12,790	25,345	$ 28,891
Accumulated depreciation					$ 100,733	86,989
Finite lived intangible asset, useful life					5 years
Capitalized cost					$ 137,565	201,436
Impairment charge					1,515,000	1,224,671
Goodwill impairment					$ 1,515,000	21,722,213
Negative carrying amount of allocated goodwill.						858,819
Monthly salary percentage					8.33%
Other current liabilities from discontinued operations					$ 342,000	366,000
Deposits					279,000	284,000
General, and administrative expenses					$ 285,673	$ 284,625
Warrants shares | shares					8,333
Advertising and marketing expenses					$ 459,976
Total stock options | shares					288,912
Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Warrants shares | shares					400,359
Dividend paid in shares | shares					12,481
Series A One [Member]
Property, Plant and Equipment [Line Items]
Dividend paid in shares | shares					6,630
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset, useful life					3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset, useful life					10 years
Quintar Inc [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage						1.12%
M And AA [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares authorized | shares							9,290,000	92,900,000
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Share price | ₪ / shares							₪ 0.60	₪ 0.06
Common stock, shares outstanding | shares							26,881,244
Subsequent Event [Member] | M And AA [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares authorized | shares							9,290,000	92,900,000
MTS Merger [Member]
Property, Plant and Equipment [Line Items]
Ownership interest					86.00%